Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 20,119	$ 20,142
Short-term investments	254	1,060
Accounts receivable, net	58,712	56,419
Raw materials and in-process	23,967	30,480
Finished parts	52,607	36,451
Finished products	14,324	6,262
	90,898	73,193
Deferred income taxes	2,803	2,711
Prepaid and other	2,889	2,347
Total current assets	175,675	155,872
Land	3,048	2,270
Buildings	96,261	91,395
Machinery and equipment	143,471	132,743
	242,780	226,408
Accumulated depreciation	119,714	112,059
Property, plant and equipment - net	123,066	114,349
Deferred income taxes	153	205
Other	4,003	2,793
Goodwill and other intangible assets - net	32,286	25,481
	335,183	298,700
Accounts payable	14,897	15,679
Short-term debt	22,000	10,000
Payroll and employee related liabilities	10,646	10,283
Commissions payable	7,568	7,757
Accrued expenses	9,710	7,154
Total current liabilities	64,821	50,873
Pension benefits	7,517	6,571
Postretirement benefits	22,399	22,705
Deferred and other income taxes	5,727	3,787
Common Shares, without par value: Authorized - 35,000,000 shares; Outstanding - 20,996,893 shares in 2012 and 20,990,893 shares in 2011 (after deducting treasury shares of 642,603 in 2012 and 648,603 in 2011) at stated capital amount	5,130	5,128
Additional paid-in capital	2,693	2,544
Retained earnings	243,178	223,136
Accumulated other comprehensive loss	(16,282)	(16,044)
Total equity	234,719	214,764
	$ 335,183	$ 298,700